Shareholder Fees - Instl - Vanguard Total International Bond Index Fund - Institutional Shares	Feb. 25, 2021
Shareholder Fees:
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none